Salaries and Labor Charges - Schedule of Composition of Salaries and Labor Charges (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Composition of Salaries and Labor Charges [Abstract]
Wages payable	R$ 5,688	R$ 6,224
Accrued labor benefits	9,136	7,084
Labor taxes	4,632	4,902
Total salaries and labor charges	R$ 19,456	R$ 18,210